Investment in Cauchari-Olaroz Project - Schedule of Information About Loss On Closing Of JEMSE Transaction Explanatory (Parenthetical) (Details) - JEMSE Arrangement $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Loss On JEMSE Transaction [Line items]
Ownership interest in joint operation	49.00%
Payment For Share Of Equity Financing As Consideration For Interest Held	$ 23,496